American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2025

Growth Fund - Schedule of Investments
JANUARY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.2%
General Electric Co.	133,860	27,249,880
Automobiles — 3.6%
Tesla, Inc.(1)	1,396,048	564,841,021
Beverages — 0.8%
PepsiCo, Inc.	887,157	133,685,688
Biotechnology — 1.6%
AbbVie, Inc.	849,985	156,312,241
Vertex Pharmaceuticals, Inc.(1)	215,063	99,290,286
		255,602,527
Broadline Retail — 7.1%
Amazon.com, Inc.(1)	4,688,250	1,114,303,260
Building Products — 0.6%
Trane Technologies PLC	65,544	23,776,086
Trex Co., Inc.(1)	940,684	68,510,016
		92,286,102
Capital Markets — 1.0%
Goldman Sachs Group, Inc.	54,997	35,220,079
KKR & Co., Inc.	420,505	70,253,770
S&P Global, Inc.	94,073	49,050,603
		154,524,452
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	1,165,827	134,338,245
Motorola Solutions, Inc.	148,537	69,700,987
		204,039,232
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	107,706	105,538,955
Electrical Equipment — 0.8%
Eaton Corp. PLC	210,644	68,762,627
GE Vernova, Inc.	38,576	14,384,219
Vertiv Holdings Co., Class A	376,399	44,046,211
		127,193,057
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	256,406	51,060,691
Energy Equipment and Services — 0.2%
Schlumberger NV	669,182	26,954,651
Entertainment — 0.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	613,248	58,687,834
Netflix, Inc.(1)	29,295	28,614,184
Spotify Technology SA(1)	61,975	33,996,386
		121,298,404
Financial Services — 5.0%
Adyen NV(1)	28,737	46,384,883
Apollo Global Management, Inc.	505,231	86,384,396
Block, Inc.(1)	964,436	87,590,078
Mastercard, Inc., Class A	679,632	377,488,002
Visa, Inc., Class A	572,901	195,817,562
		793,664,921
Food Products — 0.6%
Mondelez International, Inc., Class A	1,500,938	87,039,395

Ground Transportation — 1.9%
Saia, Inc.(1)	94,653	45,443,852
Uber Technologies, Inc.(1)	2,152,829	143,916,619
Union Pacific Corp.	419,162	103,864,152
		293,224,623
Health Care Equipment and Supplies — 1.3%
Dexcom, Inc.(1)	285,526	24,792,222
IDEXX Laboratories, Inc.(1)	150,534	63,532,875
Intuitive Surgical, Inc.(1)	208,643	119,318,759
		207,643,856
Health Care Providers and Services — 0.3%
UnitedHealth Group, Inc.	93,855	50,915,399
Hotels, Restaurants and Leisure — 2.4%
Airbnb, Inc., Class A(1)	631,711	82,861,532
Chipotle Mexican Grill, Inc.(1)	2,267,559	132,312,068
Dutch Bros, Inc., Class A(1)	655,288	40,968,606
Expedia Group, Inc.(1)	287,413	49,133,252
Starbucks Corp.	654,009	70,423,689
		375,699,147
Household Products — 0.7%
Procter & Gamble Co.	619,737	102,870,145
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	197,190	33,133,836
Insurance — 0.8%
Progressive Corp.	530,069	130,630,204
Interactive Media and Services — 14.0%
Alphabet, Inc., Class A	6,474,074	1,320,840,578
Meta Platforms, Inc., Class A	1,188,523	819,106,281
Pinterest, Inc., Class A(1)	1,790,891	59,027,767
		2,198,974,626
IT Services — 2.3%
Accenture PLC, Class A	81,359	31,319,147
Cloudflare, Inc., Class A(1)	137,116	18,976,855
MongoDB, Inc.(1)	346,187	94,619,831
Okta, Inc.(1)	1,025,829	96,653,608
Snowflake, Inc., Class A(1)	698,751	126,830,294
		368,399,735
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	930,986	34,688,538
Machinery — 1.0%
Parker-Hannifin Corp.	128,300	90,714,515
Xylem, Inc.	495,899	61,511,312
		152,225,827
Pharmaceuticals — 3.9%
Eli Lilly & Co.	525,322	426,078,168
Novo Nordisk AS, Class B	1,205,167	101,745,745
Zoetis, Inc.	513,262	87,716,476
		615,540,389
Semiconductors and Semiconductor Equipment — 15.4%
Analog Devices, Inc.	499,246	105,785,235
Applied Materials, Inc.	360,036	64,932,493
ARM Holdings PLC, ADR(1)	224,476	35,815,146
ASML Holding NV	99,123	73,327,536
Broadcom, Inc.	2,802,700	620,153,429
NVIDIA Corp.	12,614,076	1,514,572,105

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,427	7,834,220
		2,422,420,164
Software — 17.4%
AppLovin Corp., Class A(1)	114,641	42,370,167
Cadence Design Systems, Inc.(1)	601,960	179,155,335
Crowdstrike Holdings, Inc., Class A(1)	338,850	134,886,020
Datadog, Inc., Class A(1)	724,156	103,344,303
Dynatrace, Inc.(1)	1,544,441	89,191,468
Gitlab, Inc., Class A(1)	506,115	36,824,927
Microsoft Corp.	4,543,848	1,885,969,551
Salesforce, Inc.	357,272	122,079,842
Workday, Inc., Class A(1)	554,063	145,197,750
		2,739,019,363
Specialized REITs — 0.5%
Equinix, Inc.	87,508	79,952,559
Specialty Retail — 3.1%
CarMax, Inc.(1)	808,315	69,224,097
Home Depot, Inc.	464,271	191,270,366
Ross Stores, Inc.	399,198	60,103,251
TJX Cos., Inc.	785,004	97,960,649
Tractor Supply Co.	1,240,655	67,442,006
		486,000,369
Technology Hardware, Storage and Peripherals — 9.1%
Apple, Inc.	6,082,053	1,435,364,508
Textiles, Apparel and Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	326,345	57,880,549
TOTAL COMMON STOCKS (Cost $5,792,757,671)		15,643,866,073
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth ETF (Cost $37,695,851)	100,325	41,064,026
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	84,578	84,578
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 3/31/26, valued at $3,215,083), in a joint trading account at 4.29%, dated 1/31/25, due 2/3/25 (Delivery value $3,151,548)		3,150,422
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $22,788,962), at 4.33%, dated 1/31/25, due 2/3/25 (Delivery value $22,350,062)		22,342,000
		25,492,422
TOTAL SHORT-TERM INVESTMENTS (Cost $25,577,000)		25,577,000
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,856,030,522)		15,710,507,099
OTHER ASSETS AND LIABILITIES — 0.1%		11,056,033
TOTAL NET ASSETS — 100.0%		$15,721,563,132

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	35,681,234	USD	5,037,289	UBS AG	3/28/25	$(61,871)
DKK	157,756,360	USD	22,100,609	UBS AG	3/28/25	(102,946)
DKK	21,000,035	USD	2,931,906	UBS AG	3/28/25	(3,646)
DKK	15,878,075	USD	2,202,367	UBS AG	3/28/25	11,684
DKK	27,863,461	USD	3,857,009	UBS AG	3/28/25	28,293
DKK	17,107,346	USD	2,392,199	UBS AG	3/28/25	(6,738)
DKK	24,892,724	USD	3,492,004	UBS AG	3/28/25	(20,944)
DKK	15,058,562	USD	2,107,417	UBS AG	3/28/25	(7,640)
USD	87,371,505	DKK	617,043,779	UBS AG	3/28/25	1,330,465
USD	2,699,384	DKK	19,067,799	UBS AG	3/28/25	40,556
USD	22,634,558	DKK	160,897,754	UBS AG	3/28/25	198,856
USD	4,789,246	DKK	34,214,691	UBS AG	3/28/25	18,324
USD	2,302,848	DKK	16,595,150	UBS AG	3/28/25	(11,192)
USD	2,371,326	DKK	17,107,346	UBS AG	3/28/25	(14,135)
USD	3,199,690	DKK	22,843,941	UBS AG	3/28/25	14,315
USD	7,048,975	DKK	49,990,327	UBS AG	3/28/25	78,287
EUR	3,610,397	USD	3,786,296	Bank of America N.A.	3/28/25	(31,577)
EUR	5,222,624	USD	5,389,032	Bank of America N.A.	3/28/25	42,360
EUR	4,547,263	USD	4,754,441	Bank of America N.A.	3/28/25	(25,406)
EUR	5,002,195	USD	5,209,881	UBS AG	3/28/25	(7,729)
EUR	2,315,434	USD	2,406,275	UBS AG	3/28/25	1,715
EUR	2,974,761	USD	3,127,941	UBS AG	3/28/25	(34,267)
USD	26,930,865	EUR	25,540,177	Bank of America N.A.	3/28/25	369,748
USD	26,910,408	EUR	25,540,177	Goldman Sachs & Co.	3/28/25	349,290
USD	26,898,774	EUR	25,540,177	JPMorgan Chase Bank N.A.	3/28/25	337,657
USD	26,912,962	EUR	25,540,177	UBS AG	3/28/25	351,844
USD	8,224,556	EUR	7,909,360	UBS AG	3/28/25	(972)
USD	5,394,351	EUR	5,230,480	UBS AG	3/28/25	(45,212)
USD	3,034,320	EUR	2,906,354	UBS AG	3/28/25	11,789
USD	3,328,328	EUR	3,187,003	UBS AG	3/28/25	13,928
						$2,824,836

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
DKK	–	Danish Krone
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$15,422,407,909	$221,458,164	—
Exchange-Traded Funds	41,064,026	—	—
Short-Term Investments	84,578	25,492,422	—
	$15,463,556,513	$246,950,586	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,199,111	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$374,275	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.